                                  NATIONWIDE(R)
                                    FIDELITY
                                    ADVISOR
                                    VARIABLE
                                    ACCOUNT



                                 ANNUAL REPORT

                                    FIDELITY

                                    ADVISOR

                                  ANNUITIES(SM)

                               DECEMBER 31, 1999

                     [NATIONWIDE LIFE INSURANCE COMPANY LOGO]
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220



                                    [PHOTO]




                              PRESIDENT'S MESSAGE

                We at Nationwide Life Insurance Company are pleased to bring you the 1999 annual report of the Nationwide Fidelity Advisor Variable Account.

                During 1999 equity investments extended their spirited advance to a fifth consecutive year. The S&P 500 was the laggard of the major indices with a year-over-year change of a respectable 19.53%. The NASDAQ topped the list at over 85% with the other indices falling into line nearer the lower end of the range. Fixed earnings investments did not fare as well in the current environment of rising interest rates.

                The U.S. economy remains strong, inflation remains docile and the available labor pool is incessantly tight. Against this good-news-bad-news backdrop, the Federal Reserve is increasingly concerned that recent productivity gains will subside and ignite wage inflation. To date, the Fed has hiked short-term interest rates a quarter percentage point on four occasions since last June. Prospectively, they may well become more aggressive in their preemptive efforts to dampen economic growth and avoid a new round of inflation.

                We believe some caution may be warranted at this juncture. Certain market sectors are well extended and may inevitably retreat to less lofty valuation levels. However, we remain bullish for the long-term prospects of financial assets. Your variable insurance contract provides an excellent resource to help you achieve your long-term retirement savings and financial planning objectives.

                We appreciate your trust in our company and in our investment products, and we welcome and encourage your feedback.


                              /s/Joseph J. Gasper
                           Joseph J. Gasper, President
                                February 10, 2000

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999


ASSETS:
   Investments at market value:
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         2,902,368 shares (cost $69,467,151) ..............................................................   $  74,619,890
      Fidelity VIP - Growth Portfolio (FidVIPGr)
         2,312,478 shares (cost $96,013,107) ..............................................................     127,024,410
      Fidelity VIP - High Income Portfolio (FidVIPHI)
         12,706,546 shares (cost $150,987,101) ............................................................     143,711,038
      Fidelity VIP - Money Market Portfolio (FidVIPMMkt)
         78,687,079 shares (cost $78,687,079) .............................................................      78,687,079
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         3,754,242 shares (cost $71,830,878) ..............................................................     103,016,398
      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         1,061,031 shares (cost $18,298,133) ..............................................................      19,809,453
      Fidelity VIP-II - Asset Manager: Growth Portfolio (FidVIPAMGr)
         856,851 shares (cost $13,594,052) ................................................................      15,748,921
      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         4,296,593 shares (cost $89,038,937) ..............................................................     125,245,687
      Fidelity VIP-II - Index 500 Portfolio (FidVIPI500)
         1,015,071 shares (cost $136,133,517) .............................................................     169,933,008
      Fidelity VIP-II - Investment Grade Bond Portfolio (FidVIPIGBd)
         5,438,385 shares (cost $66,793,448) ..............................................................      66,130,759
      Fidelity VIP-III - Balanced Portfolio (FidVIPBal)
         9,583,535 shares (cost $117,309,481) .............................................................     153,336,553
      Fidelity VIP-III - Growth and Income Portfolio (FidVIPGrIn)
         4,236,017 shares (cost $58,229,067) ..............................................................      73,283,087
      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         30,567,233 shares (cost $477,068,635) ............................................................     707,631,441
      Fidelity VIP-III - Mid Cap Portfolio (FidVIPMCap)
         17,682 shares (cost $232,419) ....................................................................         269,656
      Fidelity VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
         1,573,819 shares (cost $39,558,028) ..............................................................      40,384,186
      Fidelity VIP - Growth Portfolio: Service Class (FidVIPGrS)
         1,682,874 shares (cost $73,995,915) ..............................................................      92,221,471
      Fidelity VIP - High Income Portfolio: Service Class (FidVIPHIS)
         3,559,048 shares (cost $41,014,450) ..............................................................      40,146,057



      Fidelity VIP - Overseas Portfolio: Service Class (FidVIPOvS)
         749,598 shares (cost $15,869,957) ................................................................      20,523,983
      Fidelity VIP-II - Asset Manager Portfolio: Service Class (FidVIPAMS)
         607,331 shares (cost $10,496,262) ................................................................      11,290,278
      Fidelity VIP-II - Asset Manager: Growth Portfolio: Service Class (FidVIPAMGrS)
         439,736 shares (cost $7,186,090) .................................................................       8,038,382
      Fidelity VIP-II - Contrafund Portfolio: Service Class (FidVIPConS)
         1,933,703 shares (cost $46,848,303) ..............................................................      56,270,761
      Fidelity VIP-III - Balanced Portfolio: Service Class (FidVIPBalS)
         1,669,806 shares (cost $25,880,147) ..............................................................      26,616,704
      Fidelity VIP-III - Growth and Income Portfolio: Service Class (FidVIPGrInS)
         3,425,013 shares (cost $54,057,029) ..............................................................      59,047,225
      Fidelity VIP-III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
         4,507,579 shares (cost $97,287,198) ..............................................................     104,215,235
      Fidelity VIP-III - Mid Cap Portfolio: Service Class (FidVIPMCapS)
         281,363 shares (cost $3,662,819) .................................................................       4,287,971
                                                                                                            ---------------
            Total investments .............................................................................   2,321,489,633
   Accounts receivable.....................................................................................           1,738
                                                                                                            ---------------
            Total assets...................................................................................   2,321,491,371
ACCOUNTS PAYABLE...........................................................................................           2,338
                                                                                                            ---------------
CONTRACT OWNERS' EQUITY (NOTE 4)........................................................................... $ 2,321,489,033
                                                                                                            ===============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY
--------------------------
STATEMENTS OF OPERATIONS
--------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998



                                                               TOTAL                 EQUITY-INCOME PORTFOLIO
                                                    --------------------------       --------------------------
                                                        1999            1998             1999            1998
                                                    ------------     ------------    ------------    ----------

INVESTMENT ACTIVITY:
  Reinvested dividends ..................         $   39,919,462      28,746,293         993,026         600,150
  Mortality, expense and administration
    charges (note 2).....................            (27,195,016)    (20,894,395)     (1,026,362)       (822,437)
                                                   -------------   -------------   -------------   -------------
    Net investment activity..............             12,724,446       7,851,898         (33,336)       (222,287)
                                                   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold..            355,318,443     221,265,915       6,778,520       3,724,216
   Cost of mutual fund shares sold........          (288,004,397)   (192,745,675)     (5,148,569)     (3,440,172)
                                                   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments..             67,314,046      28,520,240       1,629,951         284,044
  Change in unrealized gain (loss)
    on investments.......................             69,194,861     152,688,719        (708,537)      2,285,323
                                                   -------------   -------------   -------------   -------------
    Net gain (loss) on investments.......            136,508,907     181,208,959         921,414       2,569,367
                                                   -------------   -------------   -------------   -------------
  Reinvested capital gains...............             42,261,919      51,573,229       2,195,110       2,135,830
                                                   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
        owners equity resulting from
        operations.......................            191,495,272     240,634,086       3,083,188       4,482,910
                                                   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            504,325,224     439,055,602       9,900,333      24,438,255
  Transfers between funds................                      -               -        (618,361)      3,516,796
  Redemptions............................           (190,416,697)    (95,841,935)     (4,720,663)     (4,045,164)
  Annuity benefits.......................                (85,693)        (45,976)         (1,431)         (1,314)
  Annual contract maintenance charge
    (note 2).............................               (158,183)       (135,080)         (5,876)         (3,209)
  Contingent deferred sales charges
    (note 2).............................             (3,988,925)     (1,866,659)       (100,888)       (128,773)
  Adjustments to maintain reserves.......                  5,308           4,599             722            (823)
                                                   -------------   -------------   -------------   -------------
      Net equity transactions............            309,681,034     341,170,551       4,453,836      23,775,768
                                                   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....            501,176,306     581,804,637       7,537,024      28,258,678
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD        1,820,312,727   1,238,508,090      67,083,656      38,824,978
                                                   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....         $2,321,489,033   1,820,312,727      74,620,680      67,083,656
                                                   =============   =============   =============   =============


NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY
--------------------------
STATEMENTS OF OPERATIONS
--------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998



                                                        GROWTH PORTFOLIO              HIGH INCOME PORTFOLIO
                                                     --------------------------      --------------------------
                                                         1999            1998            1999            1998
                                                     -----------    -----------      ----------      ----------

INVESTMENT ACTIVITY:
  Reinvested dividends ..................                103,367          133,285      14,171,585      10,862,359
  Mortality, expense and administration
    charges (note 2).....................             (1,152,699)        (533,598)     (2,116,727)     (2,222,960)
                                                   -------------   --------------  --------------   -------------
    Net investment activity..............             (1,049,332)        (400,313)     12,054,858       8,639,399
                                                   -------------   --------------  --------------   -------------

  Proceeds from mutual fund shares sold..              6,939,156        2,870,100      52,776,329      34,158,097
   Cost of mutual fund shares sold........            (4,828,896)      (2,481,565)    (55,942,989)    (34,536,377)
                                                   -------------   --------------  --------------   -------------
    Realized gain (loss) on investments..              2,110,260          388,535      (3,166,660)       (378,280)
  Change in unrealized gain (loss)
    on investments.......................             20,166,961        9,302,636         767,153     (24,528,745)
                                                   -------------   --------------  --------------   -------------
    Net gain (loss) on investments.......             22,277,221        9,691,171      (2,399,507)    (24,907,025)
                                                   -------------   --------------  --------------   -------------
  Reinvested capital gains...............              6,499,195        3,486,467         529,779       6,902,124
                                                   -------------   --------------  --------------   -------------
      Net increase (decrease) in contract
        owners equity resulting from
        operations.......................             27,727,084       12,777,325      10,185,130      (9,365,502)
                                                   -------------   --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................             16,137,604       16,985,566       9,395,187      28,906,593
  Transfers between funds................             33,381,036        4,184,630     (15,621,078)     (3,894,607)
  Redemptions............................             (6,117,319)      (1,597,186)    (14,372,343)    (10,314,646)
  Annuity benefits.......................                      -                -          (4,954)         (1,828)
  Annual contract maintenance charge
    (note 2).............................                 (6,152)          (2,420)         (9,612)         (9,856)
  Contingent deferred sales charges
    (note 2).............................               (161,209)         (33,687)       (279,317)       (221,320)
  Adjustments to maintain reserves.......                  1,147              433           1,314            (509)
                                                   -------------   --------------  --------------   -------------
      Net equity transactions............             43,235,107       19,537,336     (20,890,803)     14,463,827
                                                   -------------   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....             70,962,191       32,314,661     (10,705,673)      5,098,325
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD           56,063,413       23,748,752     154,419,836     149,321,511
                                                   -------------   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....            127,025,604       56,063,413     143,714,163     154,419,836
                                                   =============   ==============  ==============   =============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
---------------------------------------
STATEMENTS OF OPERATIONS, continued
---------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                      MONEY MARKET PORTFOLIO            OVERSEAS PORTFOLIO
                                                   ----------------------------    ---------------------------
                                                      1999             1998            1999            1998
                                                   ------------   -------------    ------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         $   3,667,236       2,729,931       1,213,755       1,390,058
  Mortality, expense and administration
    charges (note 2).....................              (952,178)       (697,090)     (1,151,010)     (1,101,471)
                                                  -------------   -------------   -------------   -------------
    Net investment activity..............             2,715,058       2,032,841          62,745         288,587
                                                  -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold.             90,941,316      86,064,942      16,874,287       9,164,560
  Cost of mutual fund shares sold........           (90,941,316)    (86,064,942)    (14,193,657)     (8,380,638)
                                                  -------------   -------------   -------------   -------------
    Realized gain (loss) on investments..                     -               -       2,680,630         783,922
  Change in unrealized gain (loss)
    on investments.......................                     -               -      25,185,085       2,431,247
                                                  -------------   -------------   -------------   -------------
    Net gain (loss) on investments.......                     -               -      27,865,715       3,215,169
                                                  -------------   -------------   -------------   -------------
  Reinvested capital gains...............                     -               -       1,957,670       4,097,014
                                                  -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
        owners equity resulting from
        operations.......................             2,715,058       2,032,841      29,886,130       7,600,770
                                                  -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            26,511,672      36,787,840       3,262,244       8,735,152
  Transfers between funds................             9,240,481     (10,592,420)     (2,781,022)     (1,473,900)
  Redemptions............................           (22,510,342)     (8,446,229)     (6,667,363)     (4,144,730)
  Annuity benefits.......................                     -               -               -               -
  Annual contract maintenance charge
    (note 2).............................                (3,937)         (2,787)         (7,815)         (7,644)
  Contingent deferred sales charges
    (note 2).............................              (532,748)       (175,051)       (122,323)        (92,445)
  Adjustments to maintain reserves.......                 1,229             184           3,278             542
                                                  -------------   -------------   -------------   -------------
      Net equity transactions............            12,706,355      17,571,537      (6,313,001)      3,016,975
                                                  -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....            15,421,413      19,604,378      23,573,129      10,617,745
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD          63,266,840      43,662,462      79,447,569      68,829,824
                                                  -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....         $  78,688,253      63,266,840     103,020,698      79,447,569
                                                  =============   =============   =============   =============




NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
---------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
---------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                                          ASSET MANAGER:
                                                    ASSET MANAGER PORTFOLIO             GROWTH PORTFOLIO
                                                 ----------------------------    ------------------------------
                                                      1999            1998            1999            1998
                                                 -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................              515,103          350,865         330,314         182,827
  Mortality, expense and administration
    charges (note 2).....................             (246,299)        (181,029)       (205,584)       (152,576)
                                                 -------------   --------------  --------------   -------------
    Net investment activity..............              268,804          169,836         124,730          30,251
                                                 -------------   --------------  --------------   -------------

  Proceeds from mutual fund shares sold.             2,724,342        2,121,060       2,272,692         905,852
  Cost of mutual fund shares sold........           (2,487,275)      (1,920,469)     (1,823,515)       (823,932)
                                                 -------------   --------------  --------------   -------------
    Realized gain (loss) on investments..              237,067          200,591         449,177          81,920
  Change in unrealized gain (loss)
    on investments.......................              530,833          209,940         769,030         583,636
                                                 -------------   --------------  --------------   -------------
    Net gain (loss) on investments.......              767,900          410,531       1,218,207         665,556
                                                 -------------   --------------  --------------   -------------
  Reinvested capital gains...............              652,464        1,052,595         547,838         854,987
                                                 -------------   --------------  --------------   -------------
      Net increase (decrease) in contract
        owners equity resulting from
        operations.......................            1,689,168        1,632,962       1,890,775       1,550,794
                                                 -------------   --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            2,953,233        4,059,284       1,761,923       3,545,378
  Transfers between funds................            1,397,881          109,848         266,037         202,313
  Redemptions............................           (1,361,279)        (658,699)     (1,359,200)       (345,606)
  Annuity benefits.......................              (20,740)         (16,169)              -               -
  Annual contract maintenance charge
    (note 2).............................               (1,232)            (606)         (1,216)           (673)
  Contingent deferred sales charges
    (note 2).............................              (16,832)          (5,683)        (33,461)         (4,350)
  Adjustments to maintain reserves.......                 (227)          (2,123)           (402)             66
                                                 -------------   --------------  --------------   -------------
      Net equity transactions............            2,950,804        3,485,852         633,681       3,397,128
                                                 -------------   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....            4,639,972        5,118,814       2,524,456       4,947,922
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD         15,168,982       10,050,168      13,224,069       8,276,147
                                                 -------------   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....           19,808,954       15,168,982      15,748,525      13,224,069
                                                 =============   ==============  ==============   =============

                                                                                                    (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998



                                                       CONTRAFUND PORTFOLIO             INDEX 500 PORTFOLIO
                                                    -----------------------------   -----------------------------
                                                        1999             1998            1999            1998
                                                    -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................           $     428,489         374,985         795,231         369,216
  Mortality, expense and administration
    charges (note 2).....................              (1,440,777)       (932,430)     (1,520,745)       (673,776)
                                                    -------------   -------------   -------------   -------------
    Net investment activity..............              (1,012,288)       (557,445)       (725,514)       (304,560)
                                                    -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold..               7,844,113       4,899,088       5,985,851       2,653,129
  Cost of mutual fund shares sold........              (5,051,434)     (4,114,192)     (3,713,122)     (2,072,374)
                                                    -------------   -------------   -------------   -------------
    Realized gain (loss) on investments..               2,792,679         784,896       2,272,729         580,755
  Change in unrealized gain (loss)
    on investments.......................              16,939,484      14,022,891      20,210,817      10,718,449
                                                    -------------   -------------   -------------   -------------
    Net gain (loss) on investments.......              19,732,163      14,807,787      22,483,546      11,299,204
                                                    -------------   -------------   -------------   -------------
  Reinvested capital gains...............               3,142,250       2,758,815         539,621         855,170
                                                    -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
        owners equity resulting from
        operations.......................              21,862,125      17,009,157      22,297,653      11,849,814
                                                    -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................              15,425,435      17,410,532      68,490,724      29,555,745
  Transfers between funds................              12,598,577       1,764,382      11,972,027       7,332,209
  Redemptions............................              (9,111,482)     (2,918,682)     (7,784,885)     (2,251,651)
  Annuity benefits.......................                  (5,188)         (1,385)         (4,205)              -
  Annual contract maintenance charge
    (note 2).............................                  (9,550)         (6,037)         (7,966)         (3,966)
  Contingent deferred sales charges
    (note 2).............................                (241,426)        (55,124)       (192,353)        (35,351)
  Adjustments to maintain reserves.......                   1,500             441          10,932              87
                                                    -------------   -------------   -------------   -------------
      Net equity transactions............              18,657,866      16,194,127      72,484,274      34,597,073
                                                    -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....              40,519,991      33,203,284      94,781,927      46,446,887
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD            84,727,181      51,523,897      75,161,985      28,715,098
                                                    -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....           $ 125,247,172      84,727,181     169,943,912      75,161,985
                                                    =============   =============   =============   =============




NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                          INVESTMENT GRADE
                                                            BOND PORTFOLIO                BALANCED PORTFOLIO
                                                     ------------------------------  ------------------------------
                                                          1999             1998            1999            1998
                                                     -------------  ---------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                2,225,217        1,397,192       3,795,276       3,537,100
  Mortality, expense and administration
    charges (note 2).....................                 (797,506)        (533,396)     (2,269,625)     (2,176,307)
                                                     -------------   --------------  --------------   -------------
    Net investment activity..............                1,427,711          863,796       1,525,651       1,360,793
                                                     -------------   --------------  --------------   -------------

  Proceeds from mutual fund shares sold..               13,760,323        5,690,626      22,627,268       8,612,916
  Cost of mutual fund shares sold........              (13,257,389)      (5,213,813)    (15,722,285)     (6,109,489)
                                                     -------------   --------------  --------------   -------------
    Realized gain (loss) on investments..                  502,934          476,813       6,904,983       2,503,427
  Change in unrealized gain (loss)
    on investments.......................               (4,009,453)       1,274,245      (7,941,415)     13,665,547
                                                     -------------   --------------  --------------   -------------
    Net gain (loss) on investments.......               (3,506,519)       1,751,058      (1,036,432)     16,168,974
                                                     -------------   --------------  --------------   -------------
  Reinvested capital gains...............                  698,107          165,769       4,410,726       5,403,903
                                                     -------------   --------------  --------------   -------------
      Net increase (decrease) in contract
        owners equity resulting from
        operations.......................               (1,380,701)       2,780,623       4,899,945      22,933,670
                                                     -------------   --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................               22,958,668       17,009,962       8,215,363      12,361,983
  Transfers between funds................               (3,773,589)       8,470,608      (9,589,452)     (1,896,771)
  Redemptions............................               (5,679,223)      (2,606,263)    (15,577,451)     (9,908,416)
  Annuity benefits.......................                  (18,508)         (15,041)        (11,164)         (1,259)
  Annual contract maintenance charge
    (note 2).............................                   (2,389)          (2,087)        (14,592)        (15,153)
  Contingent deferred sales charges
    (note 2).............................                  (97,638)         (50,558)       (268,374)       (187,285)
  Adjustments to maintain reserves.......                      668           (1,468)         (7,121)          1,390
                                                     -------------   --------------  --------------   -------------
      Net equity transactions............               13,387,989       22,805,153     (17,252,791)        354,489
                                                     -------------   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....               12,007,288       25,585,776     (12,352,846)     23,288,159
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD             54,123,958       28,538,182     165,682,211     142,394,052
                                                     -------------   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....               66,131,246       54,123,958     153,329,365     165,682,211
                                                     =============   ==============  ==============   =============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998



                                                      GROWTH AND INCOME             GROWTH OPPORTUNITIES
                                                           PORTFOLIO                       PORTFOLIO
                                                  -----------------------------    ----------------------------
                                                       1999            1998            1999            1998
                                                  ------------     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         $     372,758               -       7,748,077       6,818,325
  Mortality, expense and administration
    charges (note 2).....................              (948,551)       (581,739)    (10,462,359)     (9,645,696)
                                                  -------------   -------------   -------------   -------------
    Net investment activity..............              (575,793)       (581,739)     (2,714,282)     (2,827,371)
                                                  -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold..             5,802,414       1,675,936     105,656,801      53,776,742
  Cost of mutual fund shares sold........            (3,554,954)     (1,294,541)    (57,792,437)    (31,095,663)
                                                  -------------   -------------   -------------   -------------
    Realized gain (loss) on investments..             2,247,460         381,395      47,864,364      22,681,079
  Change in unrealized gain (loss)
    on investments.......................             2,419,029      10,320,823     (39,675,231)     99,720,539
                                                  -------------   -------------   -------------   -------------
    Net gain (loss) on investments.......             4,666,489      10,702,218       8,189,133     122,401,618
                                                  -------------   -------------   -------------   -------------
  Reinvested capital gains...............               745,516         158,758      14,485,535      23,701,797
                                                  -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
        owners equity resulting from
        operations.......................             4,836,212      10,279,237      19,960,386     143,276,044
                                                  -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            12,202,803      15,826,845      35,348,699      77,524,904
  Transfers between funds................             5,105,328       7,690,493     (49,733,277)    (19,480,824)
  Redemptions............................            (6,070,004)     (2,487,061)    (71,916,086)    (43,447,338)
  Annuity benefits.......................                (2,553)              -         (16,950)         (8,980)
  Annual contract maintenance charge
    (note 2).............................                (4,794)         (2,083)        (82,987)        (78,559)
  Contingent deferred sales charges
    (note 2).............................              (138,826)        (28,510)     (1,433,194)       (833,269)
  Adjustments to maintain reserves.......                   (95)            570         (11,788)          5,680
                                                  -------------   -------------   -------------   -------------
      Net equity transactions............            11,091,859      21,000,254     (87,845,583)     13,681,614
                                                  -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....            15,928,071      31,279,491     (67,885,197)    156,957,658
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD          57,354,937      26,075,446     775,505,231     618,547,573
                                                  -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....         $  73,283,008      57,354,937     707,620,034     775,505,231
                                                  =============   =============   =============   =============





NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998



                                                                                   EQUITY-INCOME PORTFOLIO:
                                                        MID CAP PORTFOLIO                 SERVICE CLASS
                                                    ----------------------------    ----------------------------
                                                        1999            1998            1999            1998
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                      -                -         298,320               -
  Mortality, expense and administration
    charges (note 2).....................                   (672)               -        (290,562)        (84,773)
                                                   -------------   --------------  --------------   -------------
    Net investment activity..............                   (672)               -           7,758         (84,773)
                                                   -------------   --------------  --------------   -------------

  Proceeds from mutual fund shares sold..                    932                -       1,839,482         655,853
  Cost of mutual fund shares sold........                   (799)               -      (1,818,247)       (673,141)
                                                   -------------   --------------  --------------   -------------
    Realized gain (loss) on investments..                    133                -          21,235         (17,288)
  Change in unrealized gain (loss)
    on investments.......................                 37,237                -         140,395         685,763
                                                   -------------   --------------  --------------   -------------
    Net gain (loss) on investments.......                 37,370                -         161,630         668,475
                                                   -------------   --------------  --------------   -------------
  Reinvested capital gains...............                  1,264                -         659,443               -
                                                   -------------   --------------  --------------   -------------
      Net increase (decrease) in contract
        owners equity resulting from
        operations.......................                 37,962                -         828,831         583,702
                                                   -------------   --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                 40,902                -      23,779,450      18,948,835
  Transfers between funds................                182,565                -      (1,788,457)         91,604
  Redemptions............................                   (377)               -      (1,642,855)       (375,768)
  Annuity benefits.......................                      -                -               -               -
  Annual contract maintenance charge
    (note 2).............................                    (65)               -               -               -
  Contingent deferred sales charges
    (note 2).............................                     (8)               -         (39,300)         (1,837)
  Adjustments to maintain reserves.......                  8,682                -            (384)            (21)
                                                   -------------   --------------  --------------   -------------
      Net equity transactions............                231,699                -      20,308,454      18,662,813
                                                   -------------   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....                269,661                -      21,137,285      19,246,515
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                    -                -      19,246,515               -
                                                   -------------   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                269,661                -      40,383,800      19,246,515
                                                   =============   ==============  ==============   =============

                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                             GROWTH PORTFOLIO:            HIGH INCOME PORTFOLIO:
                                                               SERVICE CLASS                   SERVICE CLASS
                                                     -----------------------------   --------------------------
                                                          1999            1998            1999            1998
                                                     -------------   -------------   -------------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................            $      40,526               -       1,960,183               -
  Mortality, expense and administration
    charges (note 2).....................                 (468,624)        (70,401)       (295,991)        (98,519)
                                                     -------------   -------------   -------------   -------------
    Net investment activity..............                 (428,098)        (70,401)      1,664,192         (98,519)
                                                     -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold..                1,602,670         390,810       1,945,198       1,922,952
  Cost of mutual fund shares sold........               (1,268,901)       (352,615)     (2,206,986)     (2,195,994)
                                                     -------------   -------------   -------------   -------------
    Realized gain (loss) on investments..                  333,769          38,195        (261,788)       (273,042)
  Change in unrealized gain (loss)
    on investments.......................               15,360,977       2,864,579         228,456      (1,096,849)
                                                     -------------   -------------   -------------   -------------
    Net gain (loss) on investments.......               15,694,746       2,902,774         (33,332)     (1,369,891)
                                                     -------------   -------------   -------------   -------------
  Reinvested capital gains...............                2,548,095               -          73,278               -
                                                     -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
        owners equity resulting from
        operations.......................               17,814,743       2,832,373       1,704,138      (1,468,410)
                                                     -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................               52,001,832      15,833,951      22,326,324      22,844,703
  Transfers between funds................                5,978,794         979,486      (1,792,562)     (1,225,535)
  Redemptions............................               (2,836,596)       (312,595)     (1,696,493)       (500,261)
  Annuity benefits.......................                        -               -               -               -
  Annual contract maintenance charge
    (note 2).............................                        -               -               -               -
  Contingent deferred sales charges
    (note 2).............................                  (67,454)         (3,166)        (42,576)         (3,207)
  Adjustments to maintain reserves.......                       20             117            (173)            (68)
                                                     -------------   -------------   -------------   -------------
      Net equity transactions............               55,076,596      16,497,793      18,794,520      21,115,632
                                                     -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....               72,891,339      19,330,166      20,498,658      19,647,222
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD             19,330,166               -      19,647,222               -
                                                     -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....            $  92,221,505      19,330,166      40,145,880      19,647,222
                                                     =============   =============   =============   =============




NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
--------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
--------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                            OVERSEAS PORTFOLIO:          ASSET MANAGER PORTFOLIO:
                                                               SERVICE CLASS                   SERVICE CLASS
                                                     --------------------------      ------------------------------
                                                          1999            1998            1999            1998
                                                     -------------   ----------      --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                  100,837                -         134,952               -
  Mortality, expense and administration
    charges (note 2).....................                 (102,725)         (24,548)        (72,947)        (11,681)
                                                     -------------   --------------  --------------   -------------
    Net investment activity..............                   (1,888)         (24,548)         62,005         (11,681)
                                                     -------------   --------------  --------------   -------------

  Proceeds from mutual fund shares sold..                1,766,815          282,331       1,744,637          71,477
  Cost of mutual fund shares sold........               (1,713,117)        (301,072)     (1,708,284)        (73,296)
                                                     -------------   --------------  --------------   -------------
    Realized gain (loss) on investments..                   53,698          (18,741)         36,353          (1,819)
  Change in unrealized gain (loss)
    on investments.......................                4,550,431          103,595         567,272         226,745
                                                     -------------   --------------  --------------   -------------
    Net gain (loss) on investments.......                4,604,129           84,854         603,625         224,926
                                                     -------------   --------------  --------------   -------------
  Reinvested capital gains...............                  162,640                -         170,940               -
                                                     -------------   --------------  --------------   -------------
      Net increase (decrease) in contract
        owners equity resulting from
        operations.......................                4,764,881           60,306         836,570         213,245
                                                     -------------   --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                8,034,832        5,217,109       6,690,715       3,392,283
  Transfers between funds................                2,565,902          653,623         249,737         135,795
  Redemptions............................                 (684,205)         (66,607)       (204,064)        (22,375)
  Annuity benefits.......................                        -                -               -               -
  Annual contract maintenance charge
    (note 2).............................                        -                -               -               -
  Contingent deferred sales charges
    (note 2).............................                  (21,432)            (416)         (1,268)           (354)
  Adjustments to maintain reserves.......                      149              (10)            (65)             (5)
                                                     -------------   --------------  --------------   -------------
      Net equity transactions............                9,895,246        5,803,699       6,735,055       3,505,344
                                                     -------------   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....               14,660,127        5,864,005       7,571,625       3,718,589
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD              5,864,005                -       3,718,589               -
                                                     -------------   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....               20,524,132        5,864,005      11,290,214       3,718,589
                                                     =============   ==============  ==============   =============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                          ASSET MANAGER:               CONTRAFUND PORTFOLIO:
                                                 GROWTH PORTFOLIO: SERVICE CLASS          SERVICE CLASS
                                                  ------------------------------  -----------------------------
                                                      1999            1998            1999             1998
                                                  -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         $      68,429               -          80,508               -
  Mortality, expense and administration
    charges (note 2).....................               (51,315)         (9,642)       (313,528)        (53,824)
                                                  -------------   -------------   -------------   -------------
    Net investment activity..............                17,114          (9,642)       (233,020)        (53,824)
                                                  -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold..               802,884         219,864       1,106,117         194,844
  Cost of mutual fund shares sold........              (762,726)       (231,538)       (901,194)       (190,062)
                                                  -------------   -------------   -------------   -------------
    Realized gain (loss) on investments..                40,158         (11,674)        204,923           4,782
  Change in unrealized gain (loss)
    on investments.......................               648,775         203,517       7,493,236       1,929,222
                                                  -------------   -------------   -------------   -------------
    Net gain (loss) on investments.......               688,933         191,843       7,698,159       1,934,004
                                                  -------------   -------------   -------------   -------------
  Reinvested capital gains...............               113,492               -         590,393               -
                                                  -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
        owners equity resulting from
        operations.......................               819,539         182,201       8,055,532       1,880,180
                                                  -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................             5,004,654       2,398,093      32,606,438      11,884,096
  Transfers between funds................               (34,469)        (35,776)      2,642,289       1,287,064
  Redemptions............................              (248,840)        (46,097)     (1,829,360)       (222,049)
  Annuity benefits.......................                     -               -               -               -
  Annual contract maintenance charge
    (note 2).............................                     -               -               -               -
  Contingent deferred sales charges
    (note 2).............................                  (857)            (60)        (33,171)           (326)
  Adjustments to maintain reserves.......                   (58)            (14)           (232)             84
                                                  -------------   -------------   -------------   -------------
      Net equity transactions............             4,720,430       2,316,146      33,385,964      12,948,869
                                                  -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....             5,539,969       2,498,347      41,441,496      14,829,049
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD           2,498,347               -      14,829,049               -
                                                  -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....         $   8,038,316       2,498,347      56,270,545      14,829,049
                                                  =============   =============   =============   =============





NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                        BALANCED PORTFOLIO:        GROWTH AND INCOME PORTFOLIO:
                                                          SERVICE CLASS                   SERVICE CLASS
                                                  ------------------------------  -------------------------------
                                                       1999            1998            1999            1998
                                                  -------------   --------------  --------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................               260,297                -         131,543               -
  Mortality, expense and administration
    charges (note 2).....................              (180,232)         (32,398)       (376,339)        (64,178)
                                                  -------------   --------------  --------------   -------------
    Net investment activity..............                80,065          (32,398)       (244,796)        (64,178)
                                                  -------------   --------------  --------------   -------------

  Proceeds from mutual fund shares sold..               616,455          235,493         868,921         801,099
  Cost of mutual fund shares sold........              (595,209)        (233,390)       (747,360)       (781,432)
                                                  -------------   --------------  --------------   -------------
    Realized gain (loss) on investments..                21,246            2,103         121,561          19,667
  Change in unrealized gain (loss)
    on investments.......................               186,954          549,603       2,931,577       2,058,619
                                                  -------------   --------------  --------------   -------------
    Net gain (loss) on investments.......               208,200          551,706       3,053,138       2,078,286
                                                  -------------   --------------  --------------   -------------
  Reinvested capital gains...............               302,507                -         263,087               -
                                                  -------------   --------------  --------------   -------------
      Net increase (decrease) in contract
        owners equity resulting from
        operations.......................               590,772          519,308       3,071,429       2,014,108
                                                  -------------   --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            18,024,696        8,771,958      38,417,327      15,905,391
  Transfers between funds................              (317,408)         389,137       1,847,772         692,100
  Redemptions............................            (1,210,011)        (130,919)     (2,606,487)       (251,704)
  Annuity benefits.......................                     -                -               -               -
  Annual contract maintenance charge
    (note 2).............................                     -                -               -               -
  Contingent deferred sales charges
    (note 2).............................               (20,126)            (636)        (42,609)           (160)
  Adjustments to maintain reserves.......                    14              (59)           (819)             48
                                                  -------------   --------------  --------------   -------------
      Net equity transactions............            16,477,165        9,029,481      37,615,184      16,345,675
                                                  -------------   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....            17,067,937        9,548,789      40,686,613      18,359,783
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD           9,548,789                -      18,359,783               -
                                                  -------------   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....            26,616,726        9,548,789      59,046,396      18,359,783
                                                  =============   ==============  ==============   =============

                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
---------------------------------------
STATEMENTS OF OPERATIONS, Continued
---------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                      GROWTH OPPORTUNITIES             MID CAP PORTFOLIO:
                                                    PORTFOLIO: SERVICE CLASS              SERVICE CLASS
                                                   -----------------------------   -----------------------------
                                                        1999            1998            1999            1998
                                                   -------------   -------------   --------------  -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................          $     484,433               -               -               -
  Mortality, expense and administration
    charges (note 2).....................               (743,471)       (189,926)         (8,188)              -
                                                   -------------   -------------   -------------   -------------
    Net investment activity..............               (259,038)       (189,926)         (8,188)              -
                                                   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold..              1,315,160         173,928         725,760               -
  Cost of mutual fund shares sold........             (1,142,684)       (164,968)       (681,052)              -
                                                   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments..                172,476           8,960          44,708               -
  Change in unrealized gain (loss)
    on investments.......................              1,770,643       5,157,394         625,152               -
                                                   -------------   -------------   -------------   -------------
    Net gain (loss) on investments.......              1,943,119       5,166,354         669,860               -
                                                   -------------   -------------   -------------   -------------
  Reinvested capital gains...............                946,847               -          26,122               -
                                                   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
        owners equity resulting from
        operations.......................              2,630,928       4,976,428         687,794               -
                                                   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................             62,971,895      40,711,144       1,862,271               -
  Transfers between funds................             (3,133,553)      1,099,745       1,754,802               -
  Redemptions............................             (4,193,116)       (741,889)        (16,653)              -
  Annuity benefits.......................                      -               -               -               -
  Annual contract maintenance charge
    (note 2).............................                      -               -               -               -
  Contingent deferred sales charges
    (note 2).............................               (101,294)         (5,091)           (241)              -
  Adjustments to maintain reserves.......                 (2,952)             57             (31)              -
                                                   -------------   -------------   -------------   -------------
      Net equity transactions............             55,540,980      41,063,966       3,600,148               -
                                                   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....             58,171,908      46,040,394       4,287,942               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD           46,040,394               -               -               -
                                                   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....          $ 104,212,302      46,040,394       4,287,942               -
                                                   =============   =============   =============   =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1999 AND 1998

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations
         Nationwide Fidelity Advisor Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Fidelity Investments(R).

     (b) The Contracts
         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

              Funds available in the Fidelity Advisor Classic and Select
              Products:

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Money Market Portfolio (FidVIPMMkt)
                  (also available in the Fidelity Advisor Generations product)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund
                II(Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
                Fidelity VIP-II - Asset Manager: Growth Portfolio
                  (FidVIPAMGr)
                Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
                Fidelity VIP-II - Index 500 Portfolio (FidVIPI500)
                  (also available in the Fidelity Advisor Generations product)
                Fidelity VIP-II - Investment Grade Bond Portfolio (FidVIPIGBd)
                  (also available in the Fidelity Advisor Generations Annuity product)

              Portfolios of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Balanced Portfolio (FidVIPBal)
                Fidelity VIP-III - Growth and Income Portfolio (FidVIPGrIn) Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp) Fidelity VIP-III - Mid Cap Portfolio (FidVIPMCap)

              Funds available in the Fidelity Advisor Generations product:

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio: Service Class
                (FidVIPEIS)
                Fidelity VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity VIP - High Income Portfolio: Service Class (FidVIPHIS) Fidelity VIP - Overseas Portfolio: Service Class (FidVIPOvS)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio: Service Class (FidVIPAMS)
                Fidelity VIP-II - Asset Manager: Growth Portfolio: Service Class (FidVIPAMGrS)
                Fidelity VIP-II - Contrafund Portfolio: Service Class
                (FidVIPConS)


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1999 AND 1998


              Portfolios of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Balanced Portfolio: Service Class
                (FidVIPBalS)
                Fidelity VIP-III - Growth and Income Portfolio: Service Class (FidVIPGrInS)
                Fidelity VIP-III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
                Fidelity VIP-III - Mid Cap Portfolio: Service Class
                (FidVIPMCapS)

         At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income
         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes
         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements
         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves
         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES
     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge, not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company:

     For Fidelity Advisor Generations Annuity contracts a mortality and expense risk charge assessed through the daily unit value calculation that ranges from an annual rate of .95% to a maximum of 2.20% if all permissible rider options are utilized. For this contract, the rider options include: (a) reduced purchase payment; (b) five year CDSC; (c) CDSC waiver; (d) death benefit and (e) guaranteed minimum income benefit.

     For Fidelity Advisor Annuity Select contracts a mortality risk, expense risk and administration charge assessed through the daily unit value calculation that ranges from an annual rate of 1.40% to a maximum of 1.55% if the death benefit option is utilized.

     For Fidelity Advisor Annuity Classic contracts a mortality risk, expense risk and administration charge assessed through the daily unit value calculation equal to an annual rate of 1.30%. Additionally, a contract maintenance charge of up to $30, dependent upon contract type and issue date, is satisfied by surrendering units.

     The following table provides mortality, expense and administration charges by asset fee rate for the year ended December 31, 1999:


                                    TOTAL             FidVIPEI            FidVIPGr             FidVIPHI          FidVIPMMkt
                             ------------         ------------        ------------         ------------        ------------
     0.95%...........        $  1,712,052                    -                   -                    -              81,633
     1.00%...........           1,549,618                    -                   -                    -              49,462
     1.05%...........             408,890                    -                   -                    -              26,980
     1.10%...........               2,810                    -                   -                    -                 109
     1.15%...........               5,974                    -                   -                    -                  12
     1.20%...........                 845                    -                   -                    -                 114
     1.25%...........                 773                    -                   -                    -                  24
     1.30%...........           1,874,456               58,541              73,477              125,304              51,843
     1.40%...........          21,197,887              926,141           1,018,226            1,956,367             714,208
     1.45%...........             339,449               33,374              48,422               26,775              16,137
     1.50%...........             102,135                8,306              12,574                8,281              11,656
     1.60%...........                  96                    -                   -                    -                   -
     1.65%...........                   3                    -                   -                    -                   -
     1.85%...........                  28                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
         Total.......        $ 27,195,016            1,026,362           1,152,699            2,116,727             952,178
                             ============         ============        ============         ============        ============

                                 FidVIPov             FidVIPAM          FidVIPAMGr            FidVIPCon          FidVIPI500
                             ------------         ------------        ------------         ------------        ------------
     0.95%...........        $          -                    -                   -                    -             251,973
     1.00%...........                   -                    -                   -                    -             160,189
     1.05%...........                   -                    -                   -                    -              35,886
     1.10%...........                   -                    -                   -                    -                 442
     1.15%...........                   -                    -                   -                    -                  64
     1.20%...........                   -                    -                   -                    -                 140
     1.25%...........                   -                    -                   -                    -                  54
     1.30%...........              95,693               11,508              10,887              102,254              79,082
     1.40%...........           1,043,235              223,408             188,280            1,301,653             953,425
     1.45%...........               9,978                8,592               4,787               30,854              28,682
     1.50%...........               2,104                2,791               1,630                6,016              10,755
     1.60%...........                   -                    -                   -                    -                  38
     1.65%...........                   -                    -                   -                    -                   1
     1.85%...........                   -                    -                   -                    -                  14
                             ------------         ------------        ------------         ------------        ------------
         Total.......        $  1,151,010              246,299             205,584            1,440,777           1,520,745
                             ============         ============        ============         ============        ============

                                                                                                                (Continued)



                                           NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                                             NOTES TO FINANCIAL STATEMENTS, CONTINUED


                               FidVIPIGBd            FidVIPBal          FidVIPGrIn           FidVIPGrOp          FidVIPMCap
                             ------------         ------------        ------------         ------------        ------------
     0.95%............       $     74,866                    -                   -                    -                   -
     1.00%............             69,106                    -                   -                    -                   -
     1.05%............             27,038                    -                   -                    -                   -
     1.10%............                353                    -                   -                    -                   -
     1.15%............                173                    -                   -                    -                   -
     1.20%............                 10                    -                   -                    -                   -
     1.25%............                 79                    -                   -                    -                   -
     1.30%............             18,429              204,127              52,050              991,099                  39
     1.40%............            598,108            2,046,014             863,448            9,363,550                 633
     1.45%............              6,923               16,739              27,492               80,542                   -
     1.50%............              2,421                2,745               5,561               27,168                   -
     1.60%............                  -                    -                   -                    -                   -
     1.65%............                  -                    -                   -                    -                   -
     1.85%............                  -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
         Total........       $    797,506            2,269,625             948,551           10,462,359                 672
                             ============         ============        ============         ============        ============

                                FidVIPEIS            FidVIPGrS           FidVIPHIS            FidVIPOvS           FidVIPAMS
                             ------------         ------------        ------------         ------------        ------------
     0.95%............       $    137,198              210,831             152,061               47,882              32,880
     1.00%............            119,471              205,720             109,171               41,451              31,665
     1.05%............             33,476               49,692              34,459               13,199               8,159
     1.10%............               169                  239                 190                   46                   -
     1.15%............                 71                1,665                  15                    6                 185
     1.20%............                 61                   87                  31                   33                   -
     1.25%............                 47                   64                  49                    1                  58
     1.30%............                  6                   49                   -                    -                   -
     1.40%............                 33                  181                   2                   78                   -
     1.45%............                 30                   29                   -                   14                   -
     1.50%............                  -                   38                  13                   15                   -
     1.60%............                  -                   29                   -                    -                   -
     1.65%............                  -                    -                   -                    -                   -
     1.85%............                  -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
         Total........       $    290,562              468,624             295,991              102,725              72,947
                             ============         ============        ============         ============        ============

                              FidVIPAMGrS           FidVIPConS          FidVIPBalS          FidVIPGrInS         FidVIPGrOpS
                             ------------         ------------        ------------         ------------        ------------
     0.95%............       $     18,036              139,721              84,037              145,393             332,183
     1.00%............             23,936              138,654              76,312              187,179             333,219
     1.05%............              9,125               32,903              19,185               42,140              75,934
     1.10%............                134                  263                 287                  249                 328
     1.15%............                  -                1,668                 256                  927                 932
     1.20%............                  8                   75                   4                  147                 119
     1.25%............                 30                  141                  39                   91                  95
     1.30%............                 30                   19                   -                    4                  15
     1.40%............                 16                    7                 110                  178                 586
     1.45%............                  -                   29                   2                    5                  28
     1.50%............                  -                    3                   -                   26                  32
     1.60%............                  -                   29                   -                    -                   -
     1.65%............                  -                    2                   -                    -                   -
     1.85%............                  -                   14                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
         Total........       $     51,315              313,528             180,232              376,339             743,471
                             ============         ============        ============         ============        ============

                              FidVIPMCapS
                             ------------
     0.95%                          3,358
     1.00%                          4,083
     1.05%                            714
     1.10%                              1
     1.15%                              -
     1.20%                             16
     1.25%                              1
     1.30%                              -
     1.40%                              -
     1.45%                             15
     1.50%                              -
     1.60%                              -
     1.65%                              -
     1.85%                              -
                             ------------
         Total           $          8,188
                             ============



     The following table provides mortality, expense and administration charges for the year ended December 31, 1998:

                                    TOTAL             FidVIPEI            FidVIPGr             FidVIPHI          FidVIPMMkt
                             ------------         ------------        ------------         ------------        ------------
     0.95%............       $    346,655                    -                   -                    -              27,469
     1.00%............            346,637                    -                   -                    -              21,405
     1.05%............             99,916                    -                   -                    -              13,826
     1.30%............          1,542,846               39,219              29,588              126,145              40,564
     1.40%............         18,369,018              760,982             484,627            2,077,769             578,067
     1.45%............            142,890               15,961              14,910               13,240              11,394
     1.50%............             46,433                6,275               4,473                5,806               4,365
                             ------------         ------------        ------------         ------------        ------------
         Total........       $ 20,894,395              822,437             533,598            2,222,960             697,090
                             ============         ============        ============         ============        ============


                                 FidVIPOv             FidVIPAM          FidVIPAMGr            FidVIPCon          FidVIPI500
                             ------------         ------------        ------------         ------------        ------------
     0.95%............       $          -                    -                   -                    -              20,294
     1.00%............                  -                    -                   -                    -              23,497
     1.05%............                  -                    -                   -                    -               4,757
     1.30%............             88,594                7,562               8,047               59,657              37,450
     1.40%............          1,006,416              168,847             141,334              858,526             575,683
     1.45%............              5,313                3,292               2,786               11,902               9,839
     1.50%............              1,148                1,328                 409                2,345               2,256
                             ------------         ------------        ------------         ------------        ------------
         Total........       $  1,101,471              181,029             152,576              932,430             673,776
                             ============         ============        ============         ============        ============


                               FidVIPIGBd            FidVIPBal          FidVIPGrin           FidVIPGrOp           FidVIPEIS
                             ------------         ------------        ------------         ------------        ------------
     0.95%............       $     13,470                    -                   -                    -              35,645
     1.00%............             22,154                    -                   -                    -              39,080
     1.05%............              6,446                    -                   -                    -              10,048
     1.30%............             31,786              190,140              25,704              858,390                   -
     1.40%............            457,474            1,978,328             543,629            8,737,336                   -
     1.45%............              1,121                6,802              11,701               34,629                   -
     1.50%............                945                1,037                 705               15,341                   -
                             ------------         ------------        ------------         ------------        ------------
         Total........       $    533,396            2,176,307             581,739            9,645,696              84,773
                             ============         ============        ============         ============        ============

                                                                                                                (Continued)

                                           NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                                             NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                FidVIPGrS            FidVIPHIS           FidVIPOvS            FidVIPAMS         FidVIPAMGrS
                             ------------         ------------        ------------         ------------        ------------
     0.95%............       $     33,383               49,642              11,313                6,565               3,692
     1.00%............             27,492               37,699              10,118                4,118               4,062
     1.05%............              9,526               11,178               3,117                  998               1,888
     1.30%............                  -                    -                   -                    -                   -
     1.40%............                  -                    -                   -                    -                   -
     1.45%............                  -                    -                   -                    -                   -
     1.50%............                  -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
         Total........       $     70,401               98,519              24,548               11,681               9,642
                             ============         ============        ============         ============        ============

                               FidVIPConS           FidVIPBalS         FidVIPGRinS          FidVIPGrOpS
                             ------------         ------------        ------------         ------------
     0.95%............       $     23,438               15,680              24,821               81,243
     1.00%............             24,226               11,424              31,994               89,368
     1.05%............              6,160                5,294               7,363               19,315
     1.30%............                  -                    -                   -                    -
     1.40%............                  -                    -                   -                    -
     1.45%............                  -                    -                   -                    -
     1.50%............                  -                    -                   -                    -
                             ------------         ------------        ------------         ------------
         Total........       $     53,824               32,398              64,178              189,926
                             ============         ============        ============         ============


(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1999, for each series, in both the accumulation and payout phases.


                                                                                                        ANNUAL
Contract owners' equity represented by:                      UNITS         UNIT VALUE                  RETURN(c)
                                                          ----------      ------------                ----------

     ASSET FEE @ .95 RATE:

         Fidelity VIP - Money Market Portfolio:
            Tax qualified............................        350,462       10.841227 $  3,799,438            4%
            Non-tax qualified........................        661,559       10.841227    7,172,111            4%
         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified............................      1,930,305       14.567662   28,120,031           19%
            Non-tax qualified........................      1,206,553       14.567662   17,576,656           19%
         Fidelity VIP-II -
         Investment Grade Bond Portfolio:
            Tax qualified............................        381,199       10.478118    3,994,248          (2)%
            Non-tax qualified........................        699,366       10.478118    7,328,039          (2)%
         Fidelity VIP -
         Equity-Income Portfolio: Service Class:
            Tax qualified............................        695,545       11.322947    7,875,619            5%
            Non-tax qualified........................      1,069,193       11.322947   12,106,416            5%
         Fidelity VIP -
         Growth Portfolio: Service Class:
            Tax qualified............................        872,562       18.039523   15,740,602           36%
            Non-tax qualified........................      1,429,991       18.039523   25,796,356           36%
         Fidelity VIP -
         High Income Portfolio: Service Class:
            Tax qualified............................        881,536        9.868246    8,699,214            7%
            Non-tax qualified........................      1,334,025        9.868246   13,164,487            7%
         Fidelity VIP -
         Overseas Portfolio: Service Class:
            Tax qualified............................        264,838       14.938906    3,956,390           41%
            Non-tax qualified........................        391,883       14.938906    5,854,303           41%
         Fidelity VIP-II -
         Asset Manager Portfolio: Service Class:
            Tax qualified............................        113,345       12.204056    1,383,269           10%
            Non-tax qualified........................        308,073       12.204056    3,759,740           10%
         Fidelity VIP-II - Asset Manager
         Growth Portfolio: Service Class:
            Tax qualified............................         91,493       12.862419    1,176,821           14%
            Non-tax qualified........................        135,720       12.862419    1,745,688           14%
         Fidelity VIP-II -
         Contrafund Portfolio: Service Class:
            Tax qualified............................        628,642       15.419403    9,693,284           23%
            Non-tax qualified........................        992,736       15.419403   15,307,396           23%
         Fidelity VIP-III -
         Balanced Portfolio: Service Class:
            Tax qualified............................        439,780       11.730743    5,158,946            3%
            Non-tax qualified........................        650,044       11.730743    7,625,499            3%
         Fidelity VIP-III -
         Growth and Income Portfolio: Service Class:
            Tax qualified............................        631,639       13.387303    8,455,943            8%
            Non-tax qualified........................      1,084,359       13.387303   14,516,642            8%

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT


                                                                                                        ANNUAL
                                                             UNITS         UNIT VALUE                  RETURN(c)
                                                          ----------      ------------                ----------

         Fidelity VIP-III - Growth Opportunities
         Portfolio: Service Class:
            Tax qualified............................      1,580,810       12.317183   19,471,126            3%
            Non-tax qualified........................      2,388,172       12.317183   29,415,552            3%

         Fidelity Vip-III -
         Mid Cap Portfolio: Service Class:
            Tax qualified............................         48,890       14.643713      715,931           46%(b)
            Non-tax qualified........................         61,089       14.643713      894,570           46%(b)

      ASSET FEE @ 1.00 RATE:

         Fidelity VIP - Money Market Portfolio:
            Tax qualified............................        204,043       10.830732    2,209,935            4%
            Non-tax qualified........................        351,108       10.830732    3,802,757            4%
         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified............................        753,992       14.553757   10,973,416           19%
            Non-tax qualified........................      1,077,454       14.553757   15,681,004           19%
         Fidelity VIP-II -
         Investment Grade Bond Portfolio:
            Tax qualified............................        342,030       10.468109    3,580,407          (2)%
            Non-tax qualified........................        368,204       10.468109    3,854,400          (2)%
         Fidelity VIP -
         Equity-Income Portfolio: Service Class:
            Tax qualified............................        700,294       11.312151    7,921,831            5%
            Non-tax qualified........................        723,120       11.312151    8,180,043            5%
         Fidelity VIP -
         Growth Portfolio: Service Class:
            Tax qualified............................        910,888       18.022329   16,416,323           36%
            Non-tax qualified........................      1,383,685       18.022329   24,937,226           36%
         Fidelity VIP -
         High Income Portfolio: Service Class:
            Tax qualified............................        685,851        9.858827    6,761,686            7%
            Non-tax qualified........................        773,796        9.858827    7,628,721            7%
         Fidelity VIP -
         Overseas Portfolio: Service Class:
            Tax qualified............................        228,910       14.924674    3,416,407           41%
            Non-tax qualified........................        368,270       14.924674    5,496,310           41%
         Fidelity VIP-II -
         Asset Manager Portfolio: Service Class:
            Tax qualified............................        173,975       12.192406    2,121,174           10%
            Non-tax qualified........................        214,274       12.192406    2,612,516           10%
         Fidelity VIP-II - Asset Manager
         Growth Portfolio: Service Class:
            Tax qualified............................        123,075       12.850172    1,581,535           14%
            Non-tax qualified........................        173,485       12.850172    2,229,312           14%
         Fidelity VIP-II -
         Contrafund Portfolio: Service Class:
            Tax qualified............................        687,704       15.404707   10,593,879           23%
            Non-tax qualified........................        960,351       15.404707   14,793,926           23%

================================================================================

                                                                                                        ANNUAL
                                                             UNITS         UNIT VALUE                  RETURN(c)
                                                          ----------      ------------                ----------




         Fidelity VIP-III -
         Balanced Portfolio: Service Class:
            Tax qualified................................   401,736        11.719556    4,708,168            3%
            Non-tax qualified............................   552,217        11.719556    6,471,738            3%
         Fidelity VIP-III -
         Growth and Income Portfolio: Service Class:
            Tax qualified................................   922,659        13.374521   12,340,122            8%
            Non-tax qualified............................  1,278,902       13.374521   17,104,702            8%
         Fidelity VIP-III - Growth Opportunities
         Portfolio: Service Class:
            Tax qualified................................ 1,554,894        12.305429   19,133,638            3%
            Non-tax qualified............................  2,150,035       12.305429   26,457,103            3%

         Fidelity Vip-III -
         Mid Cap Portfolio: Service Class:
            Tax qualified................................     84,669       14.636558    1,239,263           46%(b)
            Non-tax qualified............................     63,767       14.636558      933,329           46%(b)

      ASSET FEE @ 1.05 RATE:

         Fidelity VIP - Money Market Portfolio:
            Tax qualified................................     85,348       10.820248      923,487            4%
            Non-tax qualified............................    200,667       10.820248    2,171,267            4%
         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified................................    118,845        14.53988    1,727,992           19%
            Non-tax qualified............................    250,685        14.53988    3,644,930           19%
         Fidelity VIP-II -
         Investment Grade Bond Portfolio:
            Tax qualified................................    142,145        10.45812    1,486,569          (2)%
            Non-tax qualified............................    203,464        10.45812    2,127,851          (2)%
         Fidelity VIP -
         Equity-Income Portfolio: Service Class:
            Tax qualified................................    125,193       11.301374    1,414,853            5%
            Non-tax qualified............................    237,960       11.301374    2,689,275            5%
         Fidelity VIP -
         Growth Portfolio: Service Class:
            Tax qualified................................    139,137       18.005139    2,505,181           36%
            Non-tax qualified............................    324,870       18.005139    5,849,330           36%
         Fidelity VIP -
         High Income Portfolio: Service Class:
            Tax qualified................................    146,880        9.849428    1,446,684            7%
            Non-tax qualified............................    233,348        9.849428    2,298,344            7%
         Fidelity VIP -
         Overseas Portfolio: Service Class:
            Tax qualified................................     47,782       14.910446      712,451           41%
            Non-tax qualified............................     66,203       14.910446      987,116           41%
         Fidelity VIP-II -
         Asset Manager Portfolio: Service Class:
            Tax qualified................................     42,988        12.18077      523,627           10%
            Non-tax qualified............................     66,396        12.18077      808,754           10%

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT


                                                                                                        ANNUAL
                                                             UNITS         UNIT VALUE                  RETURN(c)
                                                          ----------      ------------                ----------

         Fidelity VIP-II - Asset Manager
         Growth Portfolio: Service Class:
            Tax qualified.............................        35,123       12.837906      450,906           14%
            Non-tax qualified.........................        60,669       12.837906      778,863           14%
         Fidelity VIP-II -
         Contrafund Portfolio: Service Class:
            Tax qualified.............................       112,426       15.390001    1,730,236           23%
            Non-tax qualified.........................       213,961       15.390001    3,292,860           23%
         Fidelity VIP-III -
         Balanced Portfolio: Service Class:
            Tax qualified.............................        71,054       11.708369      831,926            3%
            Non-tax qualified.........................       133,286       11.708369    1,560,562            3%
         Fidelity VIP-III - Growth and Income
         Portfolio: Service Class:
            Tax qualified.............................       152,587        13.36177    2,038,832            8%
            Non-tax qualified.........................       295,741        13.36177    3,951,623            8%
         Fidelity VIP-III - Growth Opportunities
         Portfolio: Service Class:
            Tax qualified.............................       290,728       12.293685    3,574,118            3%
            Non-tax qualified.........................       433,732       12.293685    5,332,165            3%

         Fidelity Vip-III -
         Mid Cap Portfolio: Service Class:
            Tax qualified............................         21,916        14.62939      320,618           46%(b)
            Non-tax qualified........................         10,769        14.62939      157,544           46%(b)

      ASSET FEE @ 1.10 RATE:

         Fidelity VIP - Money Market Portfolio:
            Tax qualified............................          2,487       10.273279       25,550            3%(a)
         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified............................         12,510       10.838507      135,590            8%(a)
            Non-tax qualified........................          6,221       10.838507       67,426            8%(a)
         Fidelity VIP-II -
         Investment Grade Bond Portfolio:
            Tax qualified............................         11,323        9.813933      111,123           (2)%(a)
            Non-tax qualified........................          6,219        9.813933       61,033           (2)%(a)
         Fidelity VIP -
         Equity-Income Portfolio: Service Class:
            Tax qualified............................          7,287        9.347646       68,116           (7)%(a)
            Non-tax qualified........................          1,926        9.347646       18,004           (7)%(a)
         Fidelity VIP -
         Growth Portfolio: Service Class:
            Tax qualified............................         12,175       12.372047      150,630           24%(a)
            Non-tax qualified........................          1,987       12.372047       24,583           24%(a)
         Fidelity VIP -
         High Income Portfolio: Service Class:
            Tax qualified............................          4,712        9.711691       45,761           (3)%(a)
            Non-tax qualified........................          4,502        9.711691       43,722           (3)%(a)


                                                                                                        ANNUAL
                                                             UNITS         UNIT VALUE                  RETURN(c)
                                                          ----------      ------------                ----------

         Fidelity VIP -
         Overseas Portfolio: Service Class:
            Tax qualified............................          2,518       13.111592       33,015           31%(a)
         Fidelity VIP-II - Asset Manager
         Growth Portfolio: Service Class:
            Tax qualified............................          3,541       10.846645       38,408            8%(a)
            Non-tax qualified........................            976       10.846645       10,586            8%(a)
         Fidelity VIP-II -
         Contrafund Portfolio: Service Class:
            Tax qualified............................          8,180       11.323961       92,630           13%(a)
            Non-tax qualified........................          2,518       11.323961       28,514           13%(a)
         Fidelity VIP-III -
         Balanced Portfolio: Service Class:
            Tax qualified............................         10,428         9.77361      101,919           (2)%(a)
            Non-tax qualified........................          2,856         9.77361       27,913           (2)%(a)
         Fidelity VIP-III - Growth and Income
         Portfolio: Service Class:
            Tax qualified............................         13,370       10.061118      134,517            1%(a)
            Non-tax qualified........................          1,659       10.061118       16,691            1%(a)
         Fidelity VIP-III - Growth Opportunities
         Portfolio: Service Class:
            Tax qualified............................         15,297        9.909749      151,589           (1)%(a)
            Non-tax qualified........................          4,111        9.909749       40,739           (1)%(a)
         Fidelity VIP-III -
         Mid Cap Portfolio: Service Class:
            Tax qualified............................             77       13.502242        1,040           35%(a)

      ASSET FEE @ 1.15 RATE:

         Fidelity Vip - Money Market Portfolio:
            Tax qualified............................         12,006        10.26979      123,299            3%(a)
         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified............................          2,318       10.834863       25,115            8%(a)
         Fidelity VIP-II -
         Investment Grade Bond Portfolio:
            Tax qualified............................          4,162        9.810644       40,832           (2)%(a)
         Fidelity VIP -
         Equity-Income Portfolio: Service Class:
            Tax qualified............................          3,388        9.344503       31,659           (7)%(a)
         Fidelity VIP -
         Growth Portfolio: Service Class:
            Tax qualified............................          8,021         12.3679       99,203           24%(a)
            Non-tax qualified........................         39,902         12.3679      493,504           24%(a)
         Fidelity VIP -
         High Income Portfolio: Service Class:
            Tax qualified............................          1,531        9.708435       14,864           (3)%(a)
         Fidelity VIP -
         Overseas Portfolio: Service Class:
            Tax qualified............................            244        13.10719        3,198           31%(a)

                                                                     (Continued)


                                      NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                                        ANNUAL
                                                             UNITS         UNIT VALUE                  RETURN(c)
                                                          ----------      ------------                ----------


         Fidelity VIP-II -
         Asset Manager Portfolio: Service Class:
            Tax qualified..............................        4,567       10.596211       48,393            6%(a)
         Fidelity VIP-II -
         Contrafund Portfolio: Service Class:
            Tax qualified..............................        2,663       11.320167       30,146           13%(a)
            Non-tax qualified..........................       49,325       11.320167      558,367           13%(a)
         Fidelity VIP-III -
         Balanced Portfolio: Service Class:
            Tax qualified..............................        8,159        9.770329       79,716           (2)%(a)
         Fidelity VIP-III - Growth and Income
         Portfolio: Service Class:
            Tax qualified..............................        3,405       10.057746       34,247            1%(a)
            Non-tax qualified..........................       29,185       10.057746      293,535            1%(a)
         Fidelity VIP-III - Growth Opportunities
         Portfolio: Service Class:
            Tax qualified..............................        9,376        9.906423       92,883           (1)%(a)
            Non-tax qualified..........................       21,582        9.906423      213,800           (1)%(a)

      ASSET FEE @ 1.20 RATE:

         Fidelity VIP - Money Market Portfolio:
            Tax qualified..............................          257       10.266304        2,638            3%(a)
         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified..............................        1,951        10.83123       21,132            8%(a)
            Non-tax qualified..........................        4,626        10.83123       50,105            8%(a)
         Fidelity VIP-II -
         Investment Grade Bond Portfolio:
            Tax qualified..............................          504        9.807349        4,943           (2)%(a)
            Non-tax qualified..........................          122        9.807349        1,196           (2)%(a)

         Fidelity Vip -
         Equity-income Portfolio: Service Class:
            Tax qualified..............................        1,430        9.341371       13,358           (7)%(a)
            Non-tax qualified..........................          991        9.341371        9,257           (7)%(a)
         Fidelity VIP -
         Growth Portfolio: Service Class:
            Tax qualified..............................        1,660       12.363757       20,524           24%(a)
            Non-tax qualified..........................        2,283       12.363757       28,226           24%(a)
         Fidelity VIP -
         High Income Portfolio: Service Class:
            Tax qualified..............................        1,211         9.70517       11,753           (3)%(a)
            Non-tax qualified..........................          535         9.70517        5,192           (3)%(a)
         Fidelity VIP -
         Overseas Portfolio: Service Class:
            Tax qualified..............................          284       13.102821        3,721           31%(a)
            Non-tax qualified..........................          881       13.102821       11,544           31%(a)
         Fidelity VIP-II - Asset Manager
         Growth Portfolio: Service Class:
            Non-tax qualified..........................          420       10.839384        4,553            8%(a)


                                                                                                        ANNUAL
                                                             UNITS         UNIT VALUE                  RETURN(C)
                                                          ----------      ------------                ----------

         Fidelity VIP-II -
         Contrafund Portfolio: Service Class:
            Tax qualified.............................           685       11.316365        7,752           13%(a)
            Non-tax qualified.........................         2,726       11.316365       30,848           13%(a)
         Fidelity VIP-III -
         Balanced Portfolio: Service Class:
            Tax qualified.............................           151        9.767051        1,475           (2)%(a)
            Non-tax qualified.........................           106        9.767051        1,035           (2)%(a)
         Fidelity VIP-III - Growth and Income
         Portfolio: Service Class:
            Tax qualified.............................           577       10.054379        5,801            1%(a)
            Non-tax qualified.........................         4,593       10.054379       46,180            1%(a)
         Fidelity VIP-III - Growth Opportunities
         Portfolio: Service Class:
            Tax qualified.............................         3,926        9.903104       38,880           (1)%(a)
            Non-tax qualified.........................         2,978        9.903104       29,491           (1)%(a)
         Fidelity VIP-III -
         Mid Cap Portfolio: Service Class:
            Tax qualified.............................            31       13.493199          418           35%(a)
            Non-tax qualified.........................           499       13.493199        6,733           35%(a)

      ASSET FEE @ 1.25 RATE:
         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified.............................           803       10.827599        8,695            8%(a)
            Non-tax qualified.........................           573       10.827599        6,204            8%(a)
         Fidelity VIP-II -
         Investment Grade Bond Portfolio:
            Non-tax qualified.........................         5,985        9.804059       58,677           (2)%(a)
         Fidelity VIP -
         Equity-Income Portfolio: Service Class:
            Tax qualified.............................           257        9.338236        2,400           (7)%(a)
            Non-tax qualified.........................           980        9.338236        9,151           (7)%(a)
         Fidelity VIP -
         Growth Portfolio: Service Class:
            Tax qualified.............................           673        12.35961        8,318           24%(a)
            Non-tax qualified.........................         1,395        12.35961       17,242           24%(a)

         Fidelity Vip -
         High Income Portfolio: Service Class:
            Tax qualified.............................           326        9.701921        3,163           (3)%(a)
            Non-tax qualified.........................         1,924        9.701921       18,666           (3)%(a)
         Fidelity VIP -
         Overseas Portfolio: Service Class:
            Non-tax qualified.........................            32       13.098422          419           31%(a)
         Fidelity VIP-II -
         Asset Manager Portfolio: Service Class:
            Non-tax qualified.........................         3,092       10.589098       32,741            6%(a)
         Fidelity VIP-II - Asset Manager
         Growth Portfolio: Service Class:
            Tax qualified.............................           263       10.835743        2,850            8%(a)
            Non-tax qualified.........................           246       10.835743        2,666            8%(a)

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT


                                                                                                        ANNUAL
                                                             UNITS         UNIT VALUE                  RETURN(c)
                                                          ----------      ------------                ----------


         Fidelity VIP-II -
         Contrafund Portfolio: Service Class:
            Tax qualified............................          1,562       11.312579       17,670           13%(a)
            Non-tax qualified........................          2,319       11.312579       26,234           13%(a)
         Fidelity VIP-III -
         Balanced Portfolio: Service Class:
            Tax qualified............................            127        9.763773        1,240           (2)%(a)
            Non-tax qualified........................          1,506        9.763773       14,704           (2)%(a)
         Fidelity VIP-III - Growth and Income
         Portfolio: Service Class:
            Tax qualified............................          1,485          10.051       14,926            1%(a)
            Non-tax qualified........................          2,033          10.051       20,434            1%(a)
         Fidelity VIP-III - Growth Opportunities
         Portfolio: Service Class:
            Tax qualified............................            995         9.89977        9,850           (1)%(a)
            Non-tax qualified........................          1,977         9.89977       19,572           (1)%(a)
         Fidelity VIP-III -
         Mid Cap Portfolio: Service Class:
            Non-tax qualified........................             42       13.488675          567           35%(a)

      ASSET FEE @ 1.30 RATE:

         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified............................        183,447       14.172629    2,599,926            5%
            Non-tax qualified........................        156,154       14.172629    2,213,113            5%
         Fidelity VIP - Growth Portfolio:
            Tax qualified............................        219,941       21.704997    4,773,819           36%
            Non-tax qualified........................        231,950       21.704997    5,034,474           36%
         Fidelity VIP - High Income Portfolio:
            Tax qualified............................        417,032       11.968494    4,991,245            7%
            Non-tax qualified........................        335,122       11.968494    4,010,906            7%
         Fidelity VIP - Money Market Portfolio:
            Tax qualified............................        292,257       11.321684    3,308,841            4%
            Non-tax qualified........................        138,223       11.321684    1,564,917            4%
         Fidelity VIP - Overseas Portfolio:
            Tax qualified............................        299,712       18.146675    5,438,776           41%
            Non-tax qualified........................        215,144       18.146675    3,904,148           41%
         Fidelity VIP-II - Asset Manager Portfolio:
         Tax qualified...............................         31,342       14.520553      455,103           10%
            Non-tax qualified........................         36,449       14.520553      529,260           10%
         Fidelity VIP-II -
         Asset Manager Growth Portfolio:
            Tax qualified............................         31,321       15.777489      494,167           14%
            Non-tax qualified........................         31,916       15.777489      503,554           14%
         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified............................        314,209       18.477393    5,805,763           23%
            Non-tax qualified........................        225,052       18.477393    4,158,374           23%


                                                                                                        ANNUAL
                                                             UNITS         UNIT VALUE                  RETURN(c)
                                                          ----------      ------------                ----------

         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified............................        269,118       18.841144    5,070,491           19%
            Non-tax qualified........................        164,955       18.841144    3,107,941           19%
         Fidelity VIP-II -
         Investment Grade Bond Portfolio:
            Tax qualified............................        173,026       11.362789    1,966,058           (2)%
            Non-tax qualified........................         91,053       11.362789    1,034,616           (2)%
         Fidelity VIP-III - Balanced Portfolio:
            Tax qualified............................        481,305       17.636796    8,488,678            3%
            Non-tax qualified........................        367,940       17.636796    6,489,283            3%
         Fidelity VIP-III -
         Growth and Income Portfolio:
            Tax qualified............................        158,200       17.037809    2,695,381            8%
            Non-tax qualified........................        126,435       17.037809    2,154,175            8%
         Fidelity VIP-III -
         Growth Opportunities Portfolio:
            Tax qualified............................      1,413,840       24.792904   35,053,199            3%
            Non-tax qualified........................      1,475,385       24.792904   36,579,079            3%
         Fidelity VIP-III - Mid Cap Portfolio:
            Tax qualified............................          9,645       14.603095      140,847           46%(b)
            Non-tax qualified........................          8,821       14.603095      128,814           46%(b)
         Fidelity VIP - Equity-Income Portfolio:
            Service Class:
            Tax qualified............................            341        9.335095        3,183           (7)%(a)
         Fidelity VIP -
         Growth Portfolio: Service Class:
            Tax qualified............................            673       12.355467        8,315           24%(a)
            Non-tax qualified........................            754       12.355467        9,316           24%(a)
         Fidelity VIP-II - Asset Manager
         Growth Portfolio: Service Class:
            Tax qualified............................          1,035        10.83211       11,211            8%(a)
            Non-tax qualified........................            235        10.83211        2,546            8%(a)
         Fidelity VIP-II -
         Contrafund Portfolio: Service Class:
            Tax qualified............................            530       11.308771        5,994           13%(a)
            Non-tax qualified........................            434       11.308771        4,908           13%(a)
         Fidelity VIP-III - Growth and Income
         Portfolio: Service Class:
            Tax qualified............................            173       10.047615        1,738            0%(a)
         Fidelity VIP-III - Growth Opportunities
         Portfolio: Service Class:
         Tax qualified...............................            531        9.896444        5,255           (1)%(a)

      ASSET FEE @ 1.40 RATE:

         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified............................      1,695,231        14.13039   23,954,275            5%
            Non-tax qualified........................      3,019,886        14.13039   42,672,167            5%
         Fidelity VIP - Growth Portfolio:
            Tax qualified............................      1,601,216       21.640361   34,650,892           36%
            Non-tax qualified........................      3,499,888       21.640361   75,738,840           36%


                                                                     (Continued)


                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                                        ANNUAL
                                                             UNITS         UNIT VALUE                  RETURN(c)
                                                          ----------      ------------                ----------


         Fidelity VIP - High Income Portfolio:
            Tax qualified............................      3,512,241        11.93018   41,901,667            7%
            Non-tax qualified........................      7,547,236        11.93018   90,039,884            7%
         Fidelity VIP - Money Market Portfolio:
            Tax qualified............................      1,547,965       11.285433   17,469,455            4%
            Non-tax qualified........................      3,063,912       11.285433   34,577,574            4%
         Fidelity VIP - Overseas Portfolio:
            Tax qualified............................      1,594,341        18.08863   28,839,444           41%
            Non-tax qualified........................      3,514,876        18.08863   63,579,291           41%
         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified............................        405,505       14.477303    5,870,619           10%
            Non-tax qualified........................        824,691       14.477303   11,939,301           10%
         Fidelity VIP-II -
         Asset Manager Growth Portfolio:
            Tax qualified............................        279,404       15.730503    4,395,165           14%
            Non-tax qualified........................        629,730       15.730503    9,905,970           14%
         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified............................      2,003,071       18.422344   36,901,263           23%
            Non-tax qualified........................      4,068,308       18.422344   74,947,769           23%
         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified............................      1,356,953       18.785022   25,490,392           19%
            Non-tax qualified........................      2,905,306       18.785022   54,576,237           19%
         Fidelity VIP-II -
         Investment Grade Bond Portfolio:
            Tax qualified............................      1,254,764       11.326409   14,211,970           (2)%
            Non-tax qualified........................      2,233,065       11.326409.  25,292,608           (2)%
         Fidelity VIP-III - Balanced Portfolio:
            Tax qualified...........................       2,352,156        17.54785.  41,275,281            3%
            Non-tax qualified.......................       5,436,492        17.54785   95,398,746            3%
         Fidelity VIP-III -
         Growth and Income Portfolio:
            Tax qualified...........................       1,145,440       16.987037   19,457,632            8%
            Non-tax qualified.......................       2,718,399       16.987037   46,177,544            8%
         Fidelity VIP-III -
         Growth Opportunities Portfolio:
            Tax qualified...........................       7,527,710       24.667851  185,692,429            3%
            Non-tax qualified.......................      17,920,089       24.667851  442,050,085            3%
         Fidelity VIP -
         Equity-Income Portfolio: Service Class:
         Non-tax qualified..........................             887        9.328815        8,275           (7)%(a)
         Fidelity VIP -
         Growth Portfolio: Service Class:
            Tax qualified...........................           4,046       12.347169       49,957           23%(a)
            Non-tax qualified.......................           1,119       12.347169       13,816           23%(a)
         Fidelity VIP -
         High Income Portfolio: Service Class:
            Non-tax qualified.......................             107        9.692137        1,037           (3)%(a)


                                                                                                        ANNUAL
                                                             UNITS         UNIT VALUE                  RETURN(c)
                                                          ----------      ------------                ----------



         Fidelity VIP -
         Overseas Portfolio: Service Class:
            Tax qualified.............................         2,046       13.085254       26,772           31%(a)
            Non-tax qualified.........................           202       13.085254        2,643           31%(a)
         Fidelity VIP-II - Asset Manager
         Growth Portfolio: Service Class:
            Non-tax qualified.........................           219       10.824826        2,371            8%(a)
         Fidelity VIP-II -
         Contrafund Portfolio: Service Class:
            Tax qualified.............................           210       11.301172        2,373           13%(a)
            Non-tax qualified.........................           101       11.301172        1,141           13%(a)
         Fidelity VIP-III -
         Balanced Portfolio: Service Class:
            Non-tax qualified.........................         3,154        9.753925       30,764           (2)%(a)
         Fidelity VIP-III - Growth and Income
         Portfolio: Service Class:
            Tax qualified.............................         1,435       10.040866       14,409            0%(a)
            Non-tax qualified.........................         4,769       10.040866       47,885            0%(a)
         Fidelity VIP-III - Growth Opportunities
         Portfolio: Service Class:
            Tax qualified.............................        11,626        9.889792      114,979           (1)%(a)
            Non-tax qualified.........................         7,514        9.889792       74,312           (1)%(a)

      ASSET FEE @ 1.45 RATE:

         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified.............................        60,593       11.913142      721,853            5%
            Non-tax qualified.........................       146,671       11.913142    1,747,312            5%
         Fidelity VIP - Growth Portfolio:
            Tax qualified.............................        78,768       18.667172    1,470,376           35%
            Non-tax qualified.........................       218,645       18.667172    4,081,484           35%
         Fidelity VIP - High Income Portfolio:
            Tax qualified.............................        79,734       10.176069      811,379            7%
            Non-tax qualified.........................       123,514       10.176069    1,256,887            7%
         Fidelity VIP - Money Market Portfolio:
            Tax qualified.............................        41,696       10.844055      452,154            4%
            Non-tax qualified.........................        51,072       10.844055      553,828            4%
         Fidelity VIP - Overseas Portfolio:
            Tax qualified.............................        25,983       15.453729      401,534           41%
            Non-tax qualified.........................        39,558       15.453729      611,319           41%
         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified.............................        21,912       12.673141      277,694            9%
            Non-tax qualified.........................        35,532       12.673141      450,302            9%

         Fidelity VIP-II -
         Asset Manager Growth Portfolio:
            Tax qualified.............................        11,295       13.476375      152,216           14%
            Non-tax qualified.........................        12,166       13.476375      163,954           14%
         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified.............................        54,385       15.610339      848,968           22%
            Non-tax qualified.........................       128,262       15.610339    2,002,213           22%


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT


                                                                                                        ANNUAL
                                                             UNITS         UNIT VALUE                  RETURN(c)
                                                          ----------      ------------                ----------


         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified..............................       46,530        15.51665      721,990           19%
            Non-tax qualified..........................      128,027        15.51665    1,986,550           19%
         Fidelity VIP-II -
         Investment Grade Bond Portfolio:
            Tax qualified..............................       13,862       10.613518      147,125           (2)%
            Non-tax qualified..........................       52,808       10.613518      560,479           (2)%
         Fidelity VIP-III - Balanced Portfolio:
            Tax qualified..............................       27,944       12.270926      342,899            3%
            Non-tax qualified..........................       74,853       12.270926      918,516            3%
         Fidelity VIP-III -
         Growth and Income Portfolio:
            Tax qualified..............................       56,050       14.295582      801,267            8%
            Non-tax qualified..........................       97,471       14.295582    1,393,405            8%
         Fidelity VIP-III -
         Growth Opportunities Portfolio:
            Tax qualified..............................      151,722        13.11468    1,989,785            3%
            Non-tax qualified..........................      312,763        13.11468    4,101,787            3%
         Fidelity VIP -
         Equity-Income Portfolio: Service Class:
            Tax qualified..............................        3,290         9.32567      330,681           (7)%(a)
            Non-tax qualified..........................          180        9.325673        1,679           (7)%(a)
         Fidelity VIP -
         Growth Portfolio: Service Class:
            Tax qualified..............................        2,607        12.34302       32,178           23%(a)
         Fidelity VIP -
         Overseas Portfolio: Service Class:
            Tax qualified..............................        1,262       13.080864       16,508           31%(a)
         Fidelity VIP-II -
         Contrafund Portfolio: Service Class:
            Tax qualified..............................        2,852       11.297372       32,220           13%(a)
         Fidelity VIP-III -
         Balanced Portfolio: Service Class:
            Non-tax qualified..........................          115        9.750647       1,121           (2)%(a)
         Fidelity VIP-III - Growth and Income
         Portfolio: Service Class:
            Non-tax qualified..........................          284       10.037482       2,851            0%(a)
         Fidelity VIP-III - Growth Opportunities
         Portfolio: Service Class:
            Tax qualified..............................        3,120        9.886469       30,846           (1)%(a)
         Fidelity VIP-III -
         Mid Cap Portfolio: Service Class:
            Tax qualified..............................        1,246        13.47058       16,784           35%(a)

      ASSET FEE @ 1.50 RATE:

         Fidelity VIP - Equity-income Portfolio:
            Tax qualified..............................       28,206       11.900112      335,655            5%
            Non-tax qualified..........................       31,200       11.900112      371,283            5%


                                                                                                        ANNUAL
                                                             UNITS         UNIT VALUE                  RETURN(c)
                                                          ----------      ------------                ----------


         Fidelity VIP - Growth Portfolio:
            Tax qualified.............................        37,563       18.646776      700,429           35%
            Non-tax qualified.........................        30,852       18.646776      575,290           35%
         Fidelity VIP - High Income Portfolio:
            Tax qualified.............................        30,522       10.164929      310,254            7%
            Non-tax qualified.........................        36,652       10.164929      372,565            7%
         Fidelity VIP - Money Market Portfolio:
            Tax qualified.............................        25,144       10.832134      272,363            4%
            Non-tax qualified.........................        23,877       10.832134      258,639            4%
         Fidelity VIP - Overseas Portfolio:
            Tax qualified.............................         7,933       15.436822      122,460           40%
            Non-tax qualified.........................         8,015       15.436822      123,726           40%
         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified.............................         2,118       12.659254       26,812            9%
            Non-tax qualified.........................        14,021       12.659254      177,495            9%
         Fidelity VIP-II -
         Asset Manager Growth Portfolio:
            Tax qualified.............................         3,397       13.461613       45,729           14%
            Non-tax qualified.........................         6,520       13.461613       87,770           14%
         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified                                     12,643        15.59326      197,146           22%
            Non-tax qualified........................         23,346        15.59326      364,040           22%
         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified............................         18,621       15.499687      288,620           19%
            Non-tax qualified........................         40,822       15.499687      632,728           19%
         Fidelity VIP-II -
         Investment Grade Bond Portfolio:
            Tax qualified............................          9,870       10.601902      104,641           (3)%
            Non-tax qualified........................          9,188       10.601902       97,410           (3)%
         Fidelity VIP-III - Balanced Portfolio:
            Tax qualified............................          2,319       12.257491       28,425            3%
            Non-tax qualified........................         20,233       12.257491      248,006            3%
         Fidelity VIP-III -
         Growth and Income Portfolio:
            Tax qualified............................         11,738       14.279936      167,618            8%
            Non-tax qualified........................         29,850       14.279936      426,256            8%
         Fidelity VIP-III -
         Growth Opportunities Portfolio:
            Tax qualified............................         84,838       13.100322    1,111,405            3%
            Non-tax qualified........................         76,283       13.100322      999,332            3%
         Fidelity VIP -
         Growth Portfolio: Service Class:
            Tax qualified............................            866       12.338879       10,685           23%(a)
            Non-tax qualified........................            271       12.338879        3,344           23%(a)
         Fidelity VIP -
         High Income Portfolio: Service Class:
         Tax qualified...............................            267        9.685624        2,586           (3)%(a)
         Fidelity VIP -
         Overseas Portfolio: Service Class:
            Tax qualified............................            255       13.076471        3,335           31%(a)

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT


                                                                                                        ANNUAL
                                                             UNITS         UNIT VALUE                  RETURN(c)
                                                          ----------      ------------                ----------


         Fidelity VIP-II -
         Contrafund Portfolio: Service Class:
            Tax qualified...............................         265        11.29358            2,993           13%(a)
            Non-tax qualified...........................         300        11.29358            3,388           13%(a)
         Fidelity VIP-III - Growth and Income
         Portfolio: Service Class:
            Tax qualified...............................         530       10.034112            5,318            0%(a)
         Fidelity VIP-III - Growth Opportunities
         Portfolio: Service Class:
            Tax qualified...............................         648        9.883134            6,404           (1)%(a)
         Fidelity VIP-III -
         Mid Cap Portfolio: Service Class:
            Non-tax qualified...........................          85       13.466052            1,145           35%(a)

      ASSET FEE @ 1.60 RATE:

         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified...............................         765       10.802136            8,264            8%(a)
         Fidelity VIP -
         Growth Portfolio: Service Class:
            Tax qualified...............................         539       12.330569            6,646           23%(a)
         Fidelity VIP-II -
         Contrafund Portfolio: Service Class:
            Tax qualified...............................         572       11.285979            6,456           13%(a)

      ASSET FEE @ 1.65 RATE:

         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified...............................         271       10.798506            2,926            8%(a)
         Fidelity VIP-II -
         Contrafund Portfolio: Service Class:
            Tax qualified...............................         397       11.282174            4,479           13%(a)

      ASSET FEE @ 1.85 RATE:

         Fidelity VIP-II - Index 500 Portfolio:
            Non-tax qualified...........................         253       10.783929           2,728            8%(a)
         Fidelity VIP-II -
         Contrafund Portfolio: Service Class:
            Non-tax qualified...........................         253       11.266962            2,851           13%(a)
         Reserves for annuity contracts in payout phase:
            Tax qualified...............................                                       35,491
            Non-tax qualified...........................                                      368,949
                                                                                      ---------------
                                                                                      $ 2,321,489,033
                                                                                      ===============


(a) Non-annualized. The return was computed for the period 5/03/1999 (effective date) through 12/31/1999.
(b) Non-annualized. The return was computed for the period 1/11/1999 (effective date) through 12/31/1999.
(c) The annual return does not include contract charges satisfied by surrendering units.

--------------------------------------------------------------------------------

                          Independent Auditors' Report
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Fidelity Advisor Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Fidelity Advisor Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000


--------------------------------------------------------------------------------




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














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                                       34

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

                                 [BACK COVER]


                        [FIDELITY INVESTMENTS(R) LOGO]



       Nationwide Life Insurance Company . Home Office, Columbus, Ohio Before investing, understand that variable annuities are not insured by the
                     FDIC or any other government agency,
 are not bank deposits, and are not the obligation of, or guaranteed by, the financial institution where they are offered.
          Variable annuities involve investment risk, including the
                         possible loss of principal.

     Nationwide(R) is a registered federal trademark of Nationwide Mutual
                              Insurance Company.


APO-2929-J (12/99)